                                 -------------------

                           OFFITBANK VIF-HIGH YIELD FUND

                        OFFITBANK VIF-EMERGING MARKETS FUND

                               DJG VALUE EQUITY FUND

                        OFFITBANK VIF - U.S. SMALL CAP FUND

                                 -------------------








                                 SEMI-ANNUAL REPORT


                                 SEPTEMBER 30, 1998














                                                  THE
                                                  OFFITBANK
                                                  VARIABLE INSURANCE FUND, INC.

THE OFFITBANK VARIABLE
  INSURANCE FUND, INC.

                                  PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Policyholder:

We are very pleased to present you with the September 30, 1998 Semi-Annual Report for The OFFITBANK Variable Insurance Fund, Inc. As of that date the Fund's portfolios have assets in excess of $51 million, an increase of almost $11 million since year-end.

The specific results of the respective Funds, along with an investment and market commentary from each portfolio manager, are part of this Semi-Annual Report. As always, we have tried to make each market commentary informative, and I hope that you will find them helpful.

We greatly value your participation in our Funds. Let us know of your interests and concerns as we continue to try to serve you better. If you have any questions, please do not hesitate to call.

Sincerely,

/s/ Morris W. Offit

Morris W. Offit

November 5, 1998

                    THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                               VIF - HIGH YIELD FUND
                                 SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                             PORTFOLIO MANAGER'S LETTER

The Fund's net investment return for the first half of the fiscal year was -2.10%. The September 30, 1998 NAV price of $10.28 is lower versus the $11.00 NAV at year end March 31, 1998. As of September 30, 1998, the Fund had a 30 day SEC yield of 10.28%, average quality of B1/B+ and an effective duration of 4.7 years. Net assets were $43.6 million as of September 30, 1998.

The high yield asset class, while under no specific credit stress of its own, was caught up in the turmoil of global market risk. The default of Russia, the continuing shocks from Asia, and the forced liquidation of levered positions by hedge funds all contributed to higher risk premiums for the high yield market. Dealers were unwilling to bid aggressively for securities when they were writing down their own high yield inventory and were suffering losses in the emerging market sector. Additionally, the high yield market reacted strongly to the downdraft of the U.S. Equity market. All told, these events have clipped approximately 10 points from the quoted bid of the average high yield issue, with lower quality credits falling even more.

During the past quarter the ten year Treasury yield plummeted 100 basis points as global investors sought safety in the U.S. Treasury market. Yield spreads widened across the board. Investment grade spreads widened 50 to 100 basis points while average high yield spreads widened 250 basis points to approximately 600 basis points over Treasurys. Double B spreads moved out over 150 basis points on average to 400 basis points while single B spreads moved out over 280 basis points to nearly 700 basis points. At quarter end, the quality spread between double B's and single B's was approximately 290 basis points or about 130 basis points wider than at June 30. The spread between cash paying securities and deferred coupon securities also widened, moving out over 125 basis points to about 275 basis points.

For the first time, high yield spreads widened significantly in the absence of any large scale defaults. Market risk, liquidity premiums and the fear of future defaults have pushed spreads back to levels last seen in late 1991. Current spreads are compensating investors for a return of default rates back to record levels.

While the U.S. economic fundamentals still appear sound, especially for upper tier credits, global events may force lenders to tighten credit availability. We are already seeing a curtailment of real estate lending related to wider spreads for commercial mortgage securities. Declining credit availability is beginning to surface before borrowers show signs of trouble. Such actions are likely to lead to higher default rates from today's very low levels. However, we continue to expect domestic default rates to remain at or below the historical averages.

The bonds of fundamentally sound credits have turned around after every cyclical decline in the high yield market. History has shown that following a major repricing of the high yield market, above average returns are earned over the following 12 to 24 months. The benefit of higher spreads compounded over a reasonable period of time cannot be emphasized strongly enough. Current spreads provide a large cushion against a further increase in risk premiums or the occasional credit loss that may occur.

Several noteworthy developments occurred during the third quarter which affected the portfolio. The Fund owned 5 issues that had ratings upgraded by Moody's or Standard & Poor's and 5 that were downgraded. A large number of holdings, including Centennial Cellular, Sifto Canada and Host Marriott Properties announced tenders for their debt securities at investment grade spreads. During the quarter, 3 issues totaling approximately $800,000 were either called or tendered. Nearly 14% of average net assets over the past twelve months have been either tendered, called or defeased.

As the portfolio continues to grow in size, the composition of the Fund has remained steady. When replacing issues and investing new monies, we continue to focus on the better quality segment of the high yield market. Approximately 48% of the holdings in the Fund are rated either Ba3 or better by Moody's or BB- or better by Standard & Poor's. Additionally, over 73% of the holdings are rated at least B1 or B+. The Fund is very well diversified with over 115 issues and no single credit larger than 2.1% of the Fund's assets at September 30, 1998.
We continue to believe that better quality high yield credits will outperform fixed income alternatives over time.

Stephen T. Shapiro
October 21, 1998

                                      OFFITBANK
                                 VIF - HIGH YIELD FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                  SEPTEMBER 30, 1998


                                                                                      SHARES OR
                                                                                      PRINCIPAL             MARKET
                                                                                        AMOUNT              VALUE
                                                                                     ----------          ----------
CORPORATE BONDS (95.8%)
 AEROSPACE/DEFENSE (0.3%)
  Sequa Corp. Sr Notes, 8.75%, 12/15/01                                              $  150,000          $  153,000
                                                                                                         ----------

 AUTOMOTIVE (3.8%)
  Exide Corp. Sr Notes, 10.00%, 04/15/05                                                150,000             142,875
  Exide Holding Europe S.A.*(2),9.125%, 04/15/04                                        500,000             269,243
  Federal-Mogul Inc. Sr Notes, 7.875%, 07/01/10                                         500,000             511,720
  Hayes Wheels International, Inc. Sr Sub Notes, 9.125%, 07/15/07                       500,000             505,000
  Sonic Automotive, Inc. Sr Sub Notes*, 11.00%, 08/01/08                                250,000             230,000
                                                                                                         ----------
                                                                                                          1,658,838
                                                                                                         ----------
 BROADCAST/TELECOMMUNICATIONS (11.4%)
  CCPR Services Sr Sub Notes, 10.00%, 02/01/07                                          150,000             133,500
  Centennial Cellular Sr Notes, 8.875%, 11/01/01                                        500,000             532,500
  Comcast Cellular Holdings, Sr Notes, 9.50%, 05/01/07                                  350,000             369,250
  Echostar Communications Sr Discount Notes (1), 0/12.875%, 06/01/04                    500,000             487,500
  Heritage Media Corp. Sr Sub Notes, 8.75%, 02/15/06                                    200,000             209,000
  Intermedia Communications Fla. Inc. Sr Discount Notes (1), 0/11.25%, 07/15/07         600,000             433,500
  Nextel Communications Sr Discount Notes (1), 0/10.65%, 09/15/07                       350,000             222,250
  Nextel Communications Sr Discount Notes (1), 0/9.75%, 10/31/07                        300,000             180,750
  Paging Network Sr Sub Notes, 10.125%, 08/01/07                                        500,000             500,000
  Price Communications Sr Notes*, 9.125%, 12/15/06                                      500,000             490,000
  Rogers Cantel, Inc. Sr Sub Notes, 8.80%, 10/01/07                                     500,000             482,500
  Satelites Mexicanos SA Sr Notes*, 10.125%, 11/01/04                                   200,000             130,000
  Vanguard Cellular Systems Inc. Sr Debs, 9.375%, 04/15/06                              300,000             303,000
  Viacom Inc. Sub Notes, 8.00%, 07/07/06                                                500,000             510,625
                                                                                                         ----------
                                                                                                          4,984,375
                                                                                                         ----------

 CABLE (8.3%)
  Adelphia Communications Corp. Sr Notes, 9.875%, 03/01/07                              200,000             216,000
  Century Communications Corp. Sr Notes, 8.875%, 01/15/07                               400,000             424,000
  CSC Holdings Sr Sub Notes, 9.25%, 11/01/05                                            300,000             315,000
  Comcast Corporation Sr Sub Debs, 9.375%, 05/15/05                                     250,000             265,000
  Jones Intercable Inc. Sr Sub Debs, 10.50%, 03/01/08                                   500,000             542,500
  Lenfest Communication Inc. Sr Notes, 8.375%, 11/01/05                                 300,000             314,250
  NTL, Inc. Sr Notes* (1), 0/9.75%, 04/01/08                                            500,000             302,500
  Olympus Communications L.P.  Sr Notes, 10.625%, 11/15/06                              300,000             332,250
  Rogers Cablesystems Ltd. Sr Secured Second Priority Notes, 9.625%, 08/01/02           300,000             318,000
  TeleWest PLC Debs, 9.625%, 10/01/06                                                   250,000             250,000
  TeleWest PLC Sr Discount Debs (1), 0/11.00%, 10/01/07                                 400,000             330,000
                                                                                                         ----------
                                                                                                          3,609,500
                                                                                                         ----------




       The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                                VIF - HIGH YIELD FUND

--------------------------------------------------------------------------------
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                  SEPTEMBER 30, 1998

                                                                                      SHARES OR
                                                                                      PRINCIPAL              MARKET
                                                                                        AMOUNT                VALUE
                                                                                      ---------           ---------
CORPORATE BONDS  (CONTINUED)
  CHEMICAL (3.3%)
  Borden Chemicals & Plastics Sr Notes, 9.50%, 05/01/05                              $  500,000          $  455,000
  Harris Chemical North America, Inc. Sr Secured Notes,10.25%, 07/15/01                 250,000             257,500
  ISP Holding, Inc. Sr Notes, 9.00%, 10/15/03                                           300,000             311,250
  Polymer Group, Inc. Sr Sub Notes, 8.75%, 03/01/08                                     300,000             283,500
  Sifto Canada, Inc. Sr Notes, 8.50%, 07/15/00                                          150,000             159,266
                                                                                                          ---------
                                                                                                          1,466,516
                                                                                                          ---------

CONSUMER GROUPS (8.9%)
  Ameriserve Food Co. Sr Sub Notes, 8.875%, 10/15/06                                    500,000             442,500
  Aurora Foods, Inc. Sr Sub Notes, 8.75%,  07/01/08                                     250,000             257,500
  Chiquita Brands International, Inc. Sr Notes, 10.25%, 11/01/06                        850,000             875,500
  CHS Electronics Sr Notes, 9.875%, 04/15/05                                            200,000             184,000
  Fedders N.A. Sr Sub Notes, 9.375%, 08/15/07                                           200,000             196,000
  Fisher Scientific International Sr Sub Notes, 9.00%, 02/01/08                         500,000             480,000
  Fleming Companies, Inc. Sr Sub Notes, 10.625%, 12/15/01                               500,000             505,000
  Playtex Products, Inc. Sr Notes, 8.875%, 07/15/04                                     250,000             253,750
  Revlon Consumer Products Sr Sub Notes, 8.625%, 02/01/08                               250,000             243,750
  United Artist Theatre Pass Through Certificates, 9.30%, 07/01/15                      477,406             470,245
                                                                                                          ---------
                                                                                                          3,908,245
                                                                                                          ---------
FINANCIAL SERVICES/INSURANCE (2.1%)
  Amresco, Inc. Sr Sub Notes, 9.875%, 03/15/05                                          500,000             390,000
  Presidential Life Corp. Sr Notes, 9.50%, 12/15/00                                     400,000             409,248
  Veritas Holdings Sr Notes, 9.625%, 12/15/03                                           126,000             124,110
                                                                                                          ---------
                                                                                                            923,358
                                                                                                          ---------

FOREST & PAPER PRODUCTS (2.2%)
  Doman Industries Ltd. Sr Notes, 8.75%, 03/15/04                                       200,000             140,000
  Pepap New Brunswick Sr Notes, 9.00%, 06/01/04                                         300,000             273,000
  Stone Container Corp. First Mortgage Notes, 10.75%, 10/01/02                          300,000             303,375
  Stone Container Corp. Sr Sub Debs, 12.25%, 04/01/02                                   250,000             240,000
                                                                                                          ---------
                                                                                                            956,375
                                                                                                          ---------

GENERAL INDUSTRIES/MANUFACTURING (5.5%)
  Furon Co. Sr Sub Notes, 8.125%, 03/01/08                                              250,000             246,250
  Nortek, Inc. Sr Notes, 9.25%, 03/15/07                                                600,000             603,000
  Unisys Corp. Sr SF Debs, 9.75%, 09/15/16                                              400,000             333,330
  Wesco Distribution, Inc. Sr Sub Notes, 9.125%, 06/01/08                               500,000             485,000
  Williams Scotsman, Inc. Sr Notes, 9.875%, 06/01/07                                    750,000             745,250
                                                                                                          ---------
                                                                                                          2,413,830
                                                                                                          ---------


       The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                                 VIF - HIGH YIELD FUND

--------------------------------------------------------------------------------
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                  SEPTEMBER 30, 1998

                                                                                      SHARES OR
                                                                                      PRINCIPAL            MARKET
                                                                                        AMOUNT              VALUE
                                                                                     ----------          ----------
CORPORATE BONDS  (CONTINUED)
  HEALTH CARE  (6.0%)
     Columbia HCA Healthcare Sr Notes, 8.85%, 01/01/07                               $  300,000          $  327,912
     Extendicare Health Sr Sub Notes, 9.35%, 12/15/07                                   250,000             233,750
     Fresenius Medical Care Capital Trust Series I, 9.00%, 12/01/06                     600,000             585,000
     Integrated Health Services Inc. Sr Sub Notes, 9.50% 09/15/07                       400,000             394,000
     Medaphis Corporation Sr Notes, 9.50%, 02/15/05                                     200,000             176,000
     Sun Healthcare Group Inc. Sr Sub Notes, 9.50%, 07/01/07                            500,000             440,000
     Tenet Healthcare Corp. Sr Sub Notes, 8.625%, 01/15/07                              300,000             311,250
     Vencor Inc. Sr Sub Notes, 9.875%, 05/01/05                                         200,000             158,000
                                                                                                          ---------
                                                                                                          2,625,912
                                                                                                          ---------

  HOTELS & GAMING (6.3%)
     Hollywood Park Inc., 9.50%, 08/01/07                                               300,000             294,000
     Host Marriot Properties Inc. Sr Secured Notes, 9.50%, 05/15/05                     250,000             256,250
     John Q. Hammons Hotels L.P. First Mortgage Notes, 8.875%, 02/15/04                 550,000             497,750
     John Q. Hammons Hotels L.P. First Mortgage Notes, 9.75%, 10/01/05                  200,000             186,000
     Meristar Hospitality Corp. Sr Sub Notes, 8.75%, 08/15/07                           200 000             191,500
     Prime Hospitality Corp. First Mortgage Notes, 9.25%, 01/15/06                      250,000             247,500
     Prime Hospitality Corp. Sr Sub Notes, 9.75%, 04/01/07                              250,000             235,000
     Station Casinos Sr Sub Notes, 9.625%, 06/01/03                                     250,000             246,875
     Sun International Hotels Ltd. Sr Sub Notes, 9.00%, 03/15/07                        300,000             307,500
     Trump Atlantic City First Mortgage Notes II, 11.25%, 05/01/06                      350,000             290,500
                                                                                                          ---------
                                                                                                          2,752,875
                                                                                                          ---------

  INDEPENDENT POWER (1.2%)
     AES Corp. Sr Sub Notes, 8.50%, 11/01/07                                            250,000             236,250
     Calpine Corp. Sr Notes, 10.50%, 05/15/06                                           285,000             302,100
                                                                                                          ---------
                                                                                                            538,350
                                                                                                          ---------

  METALS & MINING  (0.3%)
     AK Steel Corp. Sr Notes, 9.125%, 12/15/06                                          400,000             402,000
     Armco, Inc. Sr Notes, 9.375%, 11/01/00                                             200,000             200,750
     Armco, Inc. Sr Notes, 9.00%, 09/15/07                                              550,000             544,500
     Centaur Mining Exploration Sr Secured Notes, 11.00%, 12/01/07                      250,000             215,000
     Freeport Memoran C&G Sr Deb, 7.20%, 11/15/26                                       300,000             186,000
     Glencore Nickel Pty Ltd, Sr Secured Bonds, 9.00%, 12/01/14                         250,000             202,500
     Inland Steel Co. First Mortgage, 7.90%, 01/15/07                                   300,000             296,250
     Kaiser Aluminum & Chemical Corp. Sr Notes, 10.875%, 10/15/06                       175,000             169,750




       The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                                 VIF - HIGH YIELD FUND

--------------------------------------------------------------------------------
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                  SEPTEMBER 30, 1998

                                                                                      SHARES OR
                                                                                      PRINCIPAL            MARKET
                                                                                        AMOUNT              VALUE
                                                                                     ----------          ----------
CORPORATE BONDS  (CONTINUED)
  METALS/MINING (8.1%) (CONTINUED)
     LTV Corp. Sr Notes, 8.20%, 09/15/07                                             $  500,000          $  470,000
     National Steel Corp. First Mortgage, 8.35%, 08/01/06                               348,000             339,300
     P&L Coal Holding Sr Sub Notes, 8.875%, 05/15/08                                    500,000             508,750
                                                                                                          ---------
                                                                                                          3,534,800
                                                                                                          ---------

  OIL/GAS  (8.9%)
     Ferrellgas Partner L.P. Sr Notes, 9.375%, 06/15/06                                 600,000             600,000
     Giant Industries Services Sr Sub Notes, 9.00%, 09/01/07                            200,000             188,000
     Grey Wolf Inc. Sr Notes, 8.875%, 07/01/07                                          500,000             383,750
     Gulf Canada Resources Ltd. Sr Sub Debs, 9.25%, 01/15/04                            300,000             305,025
     J Ray McDermott S.A. Sr Sub Notes, 9.375%, 07/15/06                                300,000             312,750
     KCS Energy, Inc. Sr Notes, 11.00%, 01/15/03                                        725,000             721,375
     Newpark Resources, Inc. Sr Sub Notes, 8.625%, 12/15/07                             500,000             475,000
     Tesoro Petroleum Corp. Sr Sub Notes, 9.00%, 07/01/08                               500,000             470,000
     Trico Marine Services, Sr Notes, 8.50%, 08/01/05                                   500,000             432,500
                                                                                                          ---------
                                                                                                          3,888,400
                                                                                                          ---------

  PACKAGING/CONTAINERS (1.3%)
     Gaylord Container Corp. Sr Notes., 9.75%, 06/15/07                                 400,000             328,000
     Silgan Holding Sr Sub Debs, 9.00%, 06/01/09                                        250,000             247,500
                                                                                                          ---------
                                                                                                            575,500
                                                                                                          ---------

  PUBLISHING/ADVERTISING (3.4%)
     Big Flower Press Sr Sub Notes, 8.875%, 07/01/07                                    530,000             516,750
     Hollinger International Publishing Sr Notes, 8.625%, 03/15/05                      250,000             257,500
     Lamar Advertising Co. Sr Sub Notes, 9.625%, 12/01/06                               250,000             267,500
     Outdoor Systems, Inc. Sr Sub Notes, 9.375%, 10/15/06                               250,000             265,000
     Sun Media Corp. Sr Sub Notes, 9.50%, 05/15/07                                      155,000             158,875
                                                                                                          ---------
                                                                                                          1,465,625
                                                                                                          ---------

  REAL ESTATE (4.1%)
     CB Richard Ellis Services Sr Sub Notes, 8.875%, 06/01/06                           500,000             487,500
     Forest City Enterprises Sr Notes, 8.50%, 03/15/08                                  300,000             294,000
     HMH Properties, Inc. Sr Notes, 7.875%, 08/01/08                                    400,000             395,000
     Rockefeller Center Property Trust Debs., 0.00%, 12/31/00                           670,000             522,600
     Trizec Financial Ltd. Sr Notes, 10.875%, 10/15/05                                  100,000             110,750
                                                                                                          ---------
                                                                                                          1,809,850
                                                                                                          ---------


       The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                                 VIF - HIGH YIELD FUND

--------------------------------------------------------------------------------
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                  SEPTEMBER 30, 1998

                                                                                      SHARES OR
                                                                                      PRINCIPAL            MARKET
                                                                                        AMOUNT              VALUE
                                                                                     ----------          ----------
CORPORATE BONDS  (CONTINUED)
  RETAIL (2.5%)
     Nine West Group, Inc. Sr Notes, 8.375%, 08/15/05                                $  250,000         $   228,750
     Petro Shopping Centers Sr. Notes, 10.50%, 02/01/07                                 200,000             197,000
     Stater Brothers Holding Sr Notes, 11.00%, 03/01/01                                 250,000             263,125
     Travelcenters of America Sr Sub Notes, 10.25%, 04/01/07                            400,000             390,000
                                                                                                         ----------
                                                                                                          1,078,875
                                                                                                         ----------

  TELECOMMUNICATIONS (2.4%)
     Flag Ltd. Sr Notes, 8.25%, 01/30/08                                                500,000             475,000
     Orange PLC Sr Notes (b), 7.625%, 08/01/08                                          500,000             559,324
                                                                                                         ----------
                                                                                                          1,034,324
                                                                                                         ----------

  TEXTILES (1.0%)
     Galey & Lord, Inc. Sr Sub Notes, 9.125%, 03/01/08                                  200,000             175,500
     Pillowtex Corp. Sr Sub Notes, 9.00%, 12/15/07                                      300,000             283,500
                                                                                                         ----------
                                                                                                            459,000
                                                                                                         ----------

  TRANSPORTATION (4.5%)
     Airtran Airlines Sr Notes, 10.50%, 04/15/01                                        250,000             222,500
     Eletson Holding, Inc. First Pfd. Mortgage Notes, 9.25%, 11/15/03                   500,000             480,000
     Navigator Gas Transport First Priority Ship Mortgage Notes*, 10.50%, 06/30/07      250,000             238,750
     Piedmont Aviation Inc. Equipment Trust Certificates 1988 Series A, 9.65%, 05/08/99 277,000             281,595
     Piedmont Aviation Inc. Equipment Trust Certificates 1988 Series F, 9.80%, 05/08/04 261,000             271,440
     Stena Line AB Sr Notes, 8.75%, 06/15/07                                            500,000             467,500
                                                                                                         ----------
                                                                                                          1,961,785
                                                                                                          ---------
     TOTAL COMMON STOCKS (COST $43,176,197)                                                              41,799,333
                                                                                                         ----------

  REPURCHASE AGREEMENT (2.2%)
     Bank of New York Repurchase Agreement, 5.00%, 10/01/98 (dated 09/30/98; proceeds
     $950,732, collateralized by $969,612 U.S. Treasury Notes, 6.375% due 05/15/99)     950,600             950,600
                                                                                                         ----------
  TOTAL REPURCHASE AGREEMENT  (COST $950,600)                                                               950,600
                                                                                                         ----------


       The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                                 VIF - HIGH YIELD FUND

--------------------------------------------------------------------------------
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                  SEPTEMBER 30, 1998

                                                                                      SHARES OR
                                                                                      PRINCIPAL            MARKET
                                                                                        AMOUNT              VALUE
                                                                                     ----------          ----------
MONEY MARKET FUND  (0.0%)
  Bank of New York Cash Reserve MM Fund                                              $       15         $        15
                                                                                                         ----------
  TOTAL MONEY MARKET FUNDS (COST $15)                                                                            15
                                                                                                         ----------

  TOTAL INVESTMENTS (COST $44,126,812) (+)   -   98.0%                                                   42,749,948
  OTHER ASSETS IN EXCESS OF LIABILITIES  (2.0%)                                                             892,864
                                                                                                         ----------
  TOTAL NET ASSETS   -   100.0%                                                                         $43,642,812
                                                                                                         ----------
                                                                                                         ----------

________________

+ Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securties as follows:

                Unrealized appreciation                    $   561,972
                Unrealized depreciation                     (1,938,836)
                                                             ---------
                Net unrealized depreciation                $(1,376,864)
                                                             ---------
                                                             ---------

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Principal denominated in the following currencies:
     (a) German Deutsche Mark      (b) European Currency Unit

(1) Step-up Bond.

      The accompanying notes are an integral part of the financial statements.

                    THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                            VIF - EMERGING MARKETS FUND
                                 SEPTEMBER 30, 1998
-------------------------------------------------------------------------------

The OFFITBANK VIF Emerging Markets Fund, for the period of March 31, 1998 to September 30, 1998 produced a disappointing total return of negative 31.77%. The net asset value per share as of September 30, 1998 was $6.72.

As of September 30, 1998, the Fund had an average yield to maturity of 18%, an average duration of 3.4 years and an average maturity of 6.4 years. The 30-day SEC yield as of September 30 for the Fund was 13.32%.

As of September 30, the Fund was 68% invested in U.S. dollar-denominated Eurobonds, 23% in U.S. dollar-denominated Brady and pre-Brady sovereign debt, 3% in local market instruments and 6% in cash and accrued interest. Strategically, we maintain our core investment allocation with 100% of invested funds in Latin America. Our primary sovereign allocations remain Brazil (53%), Argentina (28%) and Mexico (14%).

INVESTMENT STRATEGY
We remain focused on U.S. dollar-denominated investments, which account for 93% of the portfolio with the remaining 7% allocated to the Argentine peso. With significant portions of the Argentine economy effectively dollarized through the denomination of contracts in U. S. dollars and a significant portion of financial assets held in U.S. dollars, we believe that Argentina's currency board, the linchpin of its economic program, will not be broken.

As we noted in our Emerging Markets Fixed Income Commentary dated September 4, 1998 as well as our letter to you dated September 25, 1998, Emerging Debt Markets have been under unusual pressure arising from a crisis of confidence precipitated by the Russian default in August of this year. The resulting technical market forces have helped force down prices throughout the Emerging Markets universe.

In the midst of the great price volatility currently dominating the market, the key question remains whether default is a legitimate concern. We believe that the fundamental macroeconomic and financial strengths of the Latin American sovereign and corporate credits we invest in are sufficient to withstand the current crisis of confidence in global financial markets.

BRAZIL
Brazil is the focal point of the current stage of the global crisis of confidence. For Brazil to emerge successfully from the current turmoil, there are three fundamental conditions, one of which is already met:

     1) President Fernando Henrique Cardoso must be re-elected in the first round;
     2)   A credible fiscal deficit reduction must be implemented;
     3) A multilateral financial support package supported by the United States and IMF must be announced.

We believe that the remaining conditions will be addressed in the very near future.

The successful first round re-election of President Fernando Henrique Cardoso in Brazil signals commitment to continuing reform in the largest economy in region. Brazil is expected to move swiftly and effectively to reduce current fiscal deficits and pass the measures necessary to achieve long term fiscal balance. The dimensions of such a package has already been indicated by President Cardoso in a number of speeches and announcements. We also believe that a significant supportive financial package for Brazil will shortly be announced by the IMF and other multilateral and bilateral lending agencies. Such a package is as equally important for the its message of confidence in Brazil's reform program as it is for assuring available financing if necessary.

ARGENTINA
Argentina has completed its external funding needs for 1998 and for First Quarter 1998 with an announced US$5.9 billion loan package led by the World Bank, Inter-American Development Bank, and local pension funds. The government has met IMF mandated fiscal budget requirements this year and the economy continues to grow above 4% with negligible inflation.

MEXICO
In Mexico, the depreciation of the peso (28% year to date) has improved the export competitiveness of manufacturers. The government has consistently responded to external pressures this year with pro-active budget cuts and tightened monetary policy to contain inflation. GDP remains on track for 2%-3% positive economic growth next year and employment continues to rise. Investment continues to be supported by Mexico's strong trade ties through NAFTA and other regional trade arrangements.

CONCLUSIONS
The leading companies of Latin America hold dominant positions in their domestic markets and are increasingly effective global competitors. The underlying franchise value of these companies far outweigh their debt commitments. The ultimate strategic value of these firms is implicit in the prices being paid by increasingly aggressive foreign investors acquiring businesses throughout the region.

Given our outlook for Brazil, we continue to see opportunities to invest in the dollar-denominated debt of top-tier Latin American corporations which are yielding 17%-20%. These companies have strengthened their balance sheets and businesses in recent years in order to be well-positioned to survive and prosper in periods of economic uncertainty. Recognizing the importance and demands of continued capital markets access, these Latin American blue chips are responsive to investor concerns and provide disclosure and transparency unmatched in most other Emerging Markets.

Richard M. Johnston                                         Wallace Mathai-Davis
October 21, 1998

                                      OFFITBANK
                              VIF - EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                  SEPTEMBER 30, 1998

                                                                                      SHARES OR
                                                                                      PRINCIPAL            MARKET
                                                                                        AMOUNT              VALUE
                                                                                     ----------          ----------
CORPORATE BONDS  (67.8%)
  AUTOMOTIVE (3.2%)
     BRAZIL  (3.2%)
       Ford Brasil LTDA, 9.25%, 01/22/07                                             $  200,000          $  155,000
                                                                                                          ---------

  BANKS (6.3%)
     ARGENTINA (6.3%)
       Banco Hipotecario S.A., 10.00%, 04/17/08                                         400,000             308,000
                                                                                                          ---------

  BUILDING MATERIALS (6.8%)
     MEXICO (6.8%)
       Cemex*, 9.66%, 12/29/49                                                          250,000             185,000
       Internacional De Ceremica*, 9.75%, 08/01/02                                      125,000              83,438
       Internacional De Ceremica, 9.75%, 08/01/02                                       100,000              66,750
                                                                                                          ---------
                                                                                                            335,188
                                                                                                          ---------
  FOOD (5.4%)
     ARGENTINA  (2.6%)
     Mastellone Hermanos S.A.*, 11.75%, 04/01/08                                        200,000             128,000
                                                                                                          ---------
  BRAZIL (2.8%)
     Arisco Productos Alimenticios*, 10.75%, 05/22/05                                   250,000             137,500
                                                                                                          ---------
                                                                                                            265,500
                                                                                                          ---------

  INFRASTRUCTURE (3.7%)
     ARGENTINA (3.7%)
       CLISA, 11.625%, 06/01/04                                                         250,000             180,000
                                                                                                          ---------

  MEDIA  (7.4%)
     BRAZIL  (7.4%)
       Globo Communicacoes Participacoes, 10.50%, 12/20/06                               70,000              36,400
       Globo Communicacoes Participacoes*, 10.50%, 12/20/06                             100,000              52,000
       RBS Participacoes S.A.*, 14.00%, 12/15/03                                        100,000              92,000
       RBS Participacoes S.A., 14.00%, 12/15/03                                         200,000             184,000
                                                                                                          ---------
                                                                                                            364,400
                                                                                                          ---------

PACKAGING  (3.7%)
  MEXICO  (3.7%)
     Grupo Industrial Durango, 12.625%, 08/01/03                                        125,000              90,000
     Grupo Industrial Durango, 12.00%, 07/15/01                                         125,000              91,250
                                                                                                          ---------
                                                                                                            181,250
                                                                                                          ---------

PETROCHEMICALS  (1.6%)
  BRAZIL  (1.6%)
  OPP Petroquimica, 11.50%, 02/23/04                                                    100,000              79,000
                                                                                                          ---------




       The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                              VIF - EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                  SEPTEMBER 30, 1998

                                                                                      SHARES OR
                                                                                      PRINCIPAL            MARKET
                                                                                        AMOUNT              VALUE
                                                                                     ----------          ----------
CORPORATE BONDS  (CONTINUED)
  RETAIL (2.7%)
     ARGENTINA  (2.7%)
       Disco S.A.*, 9.875%, 05/15/08                                                 $  200,000         $   130,000
                                                                                                         ----------

  STEEL  (10.6%)
     ARGENTINA  (2.7%)
       Acindar, 11.25%, 02/15/04                                                        200,000             134,000
                                                                                                         ----------

     BRAZIL  (4.5%)
       CSN Iron S.A., 9.125%, 06/01/07                                                  200,000             110,000
       CSN Iron S.A.*, 9.125%, 06/01/07                                                 200,000             110,000
                                                                                                         ----------
                                                                                                            220,000
                                                                                                         ----------

     MEXICO  (3.4%)
       Hylsa S.A. de C.V. Bonds*, 9.25%, 09/15/07                                       250,000             167,500
                                                                                                         ----------
                                                                                                            521,500
                                                                                                         ----------

  TELECOMMUNICATIONS  (2.4%)
     ARGENTINA (2.4%)
       Telefonica De Argentina*, 9.125%, 05/07/08                                       150,000             120,000
                                                                                                         ----------

  UTILITIES  (14.0%)
     BRAZIL  (14.0%)
       Sabesp*, 10.00%, 07/28/05                                                        200,000             101,000
       CEMIG, 9.125%, 11/18/04                                                          450,000             315,000
       COPEL, 9.75%, 05/02/05                                                           400,000             272,000
                                                                                                         ----------
                                                                                                            688,000
                                                                                                         ----------
       TOTAL CORPORATE BONDS (COST $4,382,271)                                                            3,327,838
                                                                                                         ----------
FOREIGN GOVERNMENTS  (26.2%)
  SOVEREIGN DEBT  (26.2%)
     ARGENTINA  (7.2%)
       Argentina Bocon Pro 1 Floating Rate Bonds (a) (1), 0/3.15%, 04/01/07             250,000             167,188
       Republic of Argentina Brady Floating Rate Bond, 6.625%, 03/31/05                 237,500             186,734
                                                                                                         ----------
                                                                                                            353,922
                                                                                                         ----------

     BRAZIL  (19.0%)
       Brazil Brady DCB Floating Rate Brady Bond (2), 6.688%, 04/15/12                  200,000              99,750
       Brazil Brady Capitalization Step-Up Bond (1), 3/8.00%, 04/15/14                  226,241             134,331
       Republic of Brazil IDU, Floating Rate Note (2), 6.75%, 01/01/01                  430,500             363,503
       Republic of Brazil - EI Floating Rate Note (2), 6.625%, 04/15/06                 582,000             334,286
                                                                                                         ----------
                                                                                                            931,870
                                                                                                         ----------
       TOTAL FOREIGN GOVERNMENTS (COST $1,593,349)                                                        1,285,792
                                                                                                         ----------





       The accompanying notes are an integral part of the financial statements.

                                      OFFITBANK
                              VIF - EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                  SEPTEMBER 30,1998

                                                                                      SHARES OR
                                                                                      PRINCIPAL            MARKET
                                                                                        AMOUNT              VALUE
                                                                                     ----------          ----------
REPURCHASE AGREEMENT  (3.5%)
  UNITED STATES  (3.5%)
     Chase Manhattan Bank Repurchase Agreement, 4.75%, 10/01/98 (dated               $  169,217         $   169,217
     09/30/98; proceeds $169,239, collateralized by $172,601 U.S. Treasury                               ----------
     Notes, 6.625%, due 03/31/02)
   TOTAL REPURCHASE AGREEMENT (COST $169,217)                                                               169,217
                                                                                                         ----------

   TOTAL INVESTMENTS (COST $6,144,837) (+)   -   97.5%                                                    4,782,847
   OTHER ASSETS IN EXCESS OF LIABILITIES  -  2.5%                                                           123,158
                                                                                                         ----------
   TOTAL NET ASSETS   -  100.0%                                                                         $ 4,906,005
                                                                                                         ----------
                                                                                                         ----------


________________

+ Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:



                   Unrealized appreciation                              $10,322
                   Unrealized depreciation                           (1,372,312)
                                                                     ----------
                   Net unrealized depreciation                      $(1,361,990)
                                                                     ----------
                                                                     ----------


*Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Principal denominated in the following currencies:
     (a)  Argentine Peso

(1)  Step-Up Bond.
(2)  Interest rate reflected is rate in effect at September 30, 1998.


       The accompanying notes are an integral part of the financial statements.

                    THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                               DJG VALUE EQUITY FUND
                                 SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

Dear Investor:

In our letter this past April covering the first fiscal year of the DJG Value Equity Fund, we observed that the 49.40% gain for that fiscal year was unsustainable, and equity valuations in general were at levels that reflected what some observers at the time characterized as "investment nirvana". We also posed the question: how long can these optimal conditions persist? That has been clearly answered in the last six months.

The investment climate during the period changed radically from "investment nirvana" to "investment purgatory". The spreading impact of the Asian contagion to other emerging markets, notably Russia and Brazil, was largely responsible. As a result, investors began to doubt all assumptions regarding prospective earnings, particularly those related to foreign sources and commodity prices. With this background, the equity market declined meaningfully from April 1st to September 30th, with especially steep declines in stocks that were not at the top tier of quality and liquidity. The market tiering can be vividly seen in the differentiation in performance over the six month period by capitalization size: S&P 500 -7.52%; S&P 400 Mid Cap -17.08%; and S&P 600 Small Cap -25.20%.
Given the market's penchant for size without regard to underlying valuation, and a portfolio with an average capitalization that mirrored the mid to small "cap" indices, we were not immune to the steep decline. As a result, the Fund had a negative return for the six months of -21.98%.

This extreme tiering of the equity markets during the past six months led to incongruous price moves in the Fund's portfolio. Several positions continued to narrow the price/value gaps and were reduced or eliminated. Others, not withstanding already wide price/value gaps, declined in price as the financial markets continued a relentless flight to liquidity. We took this opportunity to add to a number of our investments with excellent risk/reward characteristics. In the short run, the portfolio shifts hindered performance as they ran counter to the markets focus on quality irrespective of underlying valuation.

Although surprised and disappointed by the extent of the decline in many of our holdings, the current large discounts from intrinsic value should provide downside protection and substantial recovery potential. Just as the euphoria in the beginning of the year did not persist, the current disconnect between stock prices of most Fund holdings and the companies underlying values is equally unsustainable.


Erwin Zeuschner
Portfolio Manager and
Principal of David J. Greene & Company LLC
October 21, 1998

                                     OFFITBANK
                               DJG VALUE EQUITY FUND

-------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                  SEPTEMBER 30, 1998

                                                                                      SHARES OR
                                                                                      PRINCIPAL            MARKET
                                                                                        AMOUNT              VALUE
                                                                                     ----------          ----------
COMMON STOCKS  (86.0%)
  AGRICULTURE  (3.3%)
     Agco Corp.                                                                           2,000           $  13,250
     IMC Global, Inc.                                                                     1,950              37,781
                                                                                                           --------
                                                                                                             51,031
                                                                                                           --------

  AUTOMOTIVE  (6.1%)
     General Motors Corp.                                                                   600              32,812
     Ryder System, Inc.                                                                   2,500              62,188
                                                                                                           --------
                                                                                                             95,000
                                                                                                           --------

  CABLE  (2.2%)
     Time Warner, Inc.                                                                      700              35,025
                                                                                                           --------

  COMPUTERS  (2.7%)
     BancTec, Inc.                                                                        2,500              42,750
                                                                                                           --------

  CONSULTING (2.3%)
     Comdisco, Inc.                                                                       2,700              36,787
                                                                                                           --------

  ELECTRONICS (4.9%)
     Sensormatic Electronics Corp.                                                        4,000              23,500
     Varian Associates, Inc.                                                              1,500              52,875
                                                                                                           --------
                                                                                                             76,375
                                                                                                           --------
  FINANCIAL SERVICES (3.2%)
     Dime Bancorp, Inc.                                                                   2,000              50,625
                                                                                                           --------

  HEALTHCARE/HEALTH SERVICES (4.0%)
     Aetna, Inc.                                                                            500              34,750
     Foundation Health Services, Inc. - Class A*                                          3,000              28,125
                                                                                                           --------
                                                                                                             62,875
                                                                                                           --------
  HOTELS/GAMING (4.5%)
     International Game Technology                                                        2,500              46,406
     Mirage Resorts, Inc.*                                                                1,400              23,450
                                                                                                           --------
                                                                                                             69,856
                                                                                                           --------
  HUMAN RESOURCES (1.3%)
     Olsten Corp.                                                                         3,500              19,906
                                                                                                           --------

  INSURANCE (6.2%)
     Everest Reinsurance Holdings, Inc.                                                   1,100              41,044
     TIG Holdings, Inc.                                                                   4,000              56,250
                                                                                                           --------
                                                                                                             97,294
                                                                                                           --------




       The accompanying notes are an integral part of the financial statements.

                                     OFFITBANK
                               DJG VALUE EQUITY FUND

-------------------------------------------------------------------------------
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                  SEPTEMBER 30, 1998

                                                                                      SHARES OR
                                                                                      PRINCIPAL            MARKET
                                                                                        AMOUNT              VALUE
                                                                                     ----------          ----------
COMMON STOCKS  (CONTINUED)
  MANUFACTURING (13.3%)
     Calgon Carbon Corp.                                                                  5,000          $   37,187
     Hussmann International, Inc.                                                         3,000              42,563
     ITT Industries, Inc.                                                                 1,500              50,813
     Navistar International Corp.*                                                        2,000              45,250
     Whitman Corp.                                                                        2,000              31,875
                                                                                                          ---------
                                                                                                            207,688
                                                                                                          ---------


  METALS/MINING (1.2%)
     Freeport-McMoran Sulphur, Inc.*                                                      1,816              18,727
                                                                                                          ---------

  PAPER PRODUCTS, (2.9%)
     Georgia Pacific Corp.                                                                1,000              45,625
                                                                                                          ---------

  RETAIL (14.6%)
     American Stores Co.                                                                  2,500              80,469
     Footstar, Inc.*                                                                      1,800              40,837
     Homebase, Inc.*                                                                      5,800              38,788
     Trican Global Restaurants, Inc.                                                        500              19,499
     Toys "R" Us, Inc.                                                                    3,000              48,563
                                                                                                          ---------
                                                                                                            228,156
                                                                                                          ---------
  TELECOMMUNICATIONS  (13.3%)
     AirTouch Communications, Inc.*                                                         900              51,300
     COMSAT Corp.                                                                         2,000              70,500
     Telephone and Data Systems, Inc.                                                     2,500              87,188
                                                                                                          ---------
                                                                                                            208,988
                                                                                                          ---------
  TOTAL COMMON STOCKS (COST $1,449,387)                                                                   1,346,708
                                                                                                          ---------

WARRANTS  (0.0%)
  CHEMICAL
     IMC Global, Inc.                                                                       500                 250
                                                                                                          ---------
     TOTAL WARRANTS (COST $0)                                                                                   250
                                                                                                          ---------



       The accompanying notes are an integral part of the financial statements.

                                     OFFITBANK
                               DJG VALUE EQUITY FUND

-------------------------------------------------------------------------------
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                  SEPTEMBER 30, 1998

                                                                                      SHARES OR
                                                                                      PRINCIPAL            MARKET
                                                                                        AMOUNT              VALUE
                                                                                     ----------          ----------
MONEY MARKET FUND  (13.3%)
  Bank of New York Cash Reserve MM Fund                                              $  208,038          $  208,038
                                                                                                          ---------
  TOTAL MONEY MARKET FUND (COST $208,038)                                                                   208,038
                                                                                                          ---------


  TOTAL INVESTMENTS (COST $1,657,425) (+)   -   99.3%                                                     1,554,996
  OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                                                               11,588
                                                                                                          ---------
  TOTAL NET ASSETS   -   100.0%                                                                          $1,566,584
                                                                                                          ---------
                                                                                                          ---------

________________

+ Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

             Unrealized appreciation                     $ 208,694
             Unrealized depreciation                      (311,123)
                                                          --------
             Net unrealized depreciation                 $(102,429)
                                                          --------
                                                          --------


*    Denotes non-income producing security.


       The accompanying notes are an integral part of the financial statements.

                    THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                             VIF - U.S. SMALL CAP FUND
                                 SEPTEMBER 30, 1998
-------------------------------------------------------------------------------

The last six months of 1998 (April 1, 1998 through September 30, 1998) have been marked by weakening corporate profits and an unstable global economy, resulting in a highly volatile marketplace. An imbalance in the supply/demand equation, and the almost indiscriminate selling of healthy and wounded stocks alike, has resulted in a particularly difficult environment for small capitalization stocks. For the six months ended September 30, 1998, the S&P 500 Index was down
nearly 6.9% while the Russell 2000 Index declined 23.8%.   The difference in
quarterly returns between large capitalization and small capitalization stocks has not been this wide since late 1990.

The OFFITBANK VIF U.S. Small Cap Fund for the six months ended September 30, 1998 declined 24.22%, net of fees, while its index benchmark, the Russell 2000 Index returned -23.8%. Financial stocks were the worst performing sector during this six month period. In the bank and thrift sectors, a flat yield curve and intense loan competition led to narrowing spreads. The returns for technology stocks were mixed, but overall negatively impacted our absolute and relative performance. Stock selection within the health care sector added positively to performance while in the utility sector our slightly overweight position, as well as stock selection, added to the total Fund performance.

During the last six months we have added a few new names to the portfolio, including two consumer related stocks. Dal-Tile International, a manufacturer, distributor and marketer of ceramic tile, is a clear market leader with 20% of the U.S. market and EchoStar Communications is an operator of a direct broadcast satellite subscription television service in the U.S. In the business services category, we added Sykes Enterprises, a provider of outsourcing services to companies including support services for back office and point-of-sale customers, and Trex Medical, a worldwide leader in the manufacturing and sale of mammography equipment. Amkor Technology, the largest independent integrated circuits manufacturer in the world, is benefiting from semiconductor companies' need to reduce costs and switch to outsourcing and was also purchased.

The portfolio on September 30th, had maintained its overweight position, versus the Russell 2000 Index, in the technology, health care and consumer sectors, while remaining underweight in the financial, autos and producer durable sectors.

Looking forward, small capitalization stock prices remain vulnerable as heavier than usual tax loss selling will most likely continue through year-end 1998. In addition, any harsh or prolonged credit crunch could severely hurt small companies that rely on outside funds for growth or acquisitions. Although relative valuations remain attractive, the expected growth rates for both small and large capitalization stocks are continuing to come down. On a more positive note, there is some indication that investors are beginning to nibble at small capitalization stocks. During the first ten days of October, the Russell 2000 Index was down over 12%; the next ten days it returned over 10%. As we have stated previously, our focus is on specific company analysis and we look to hold those companies with strong fundamentals and compelling valuations.


Rockefeller & Co.
October 21, 1998

                                     OFFITBANK
                             VIF - U.S. SMALL CAP FUND

-------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                  SEPTEMBER 30, 1998

                                                                                      SHARES OR
                                                                                      PRINCIPAL            MARKET
                                                                                        AMOUNT              VALUE
                                                                                     ----------          ----------
COMMON STOCKS (84.7%)
  AUTOMOTIVE (3.1%)
     Exide Corp.                                                                          1,410          $   16,215
     Monroe Muffler Brake, Inc.*                                                          1,759              16,711
                                                                                                          ---------
                                                                                                             32,926
                                                                                                          ---------
  BUILDING/CONSTRUCTION (1.0%)
     Dal-tile International, Inc.*                                                        1,165              10,558
                                                                                                          ---------

  COMMERCIAL SERVICES (3.9%)
     Iron Mountain, Inc.*                                                                 1,365              40,950
                                                                                                          ---------

  COMPUTERS (18.6%)
     BancTec, Inc.*                                                                       1,458              20,776
     The BISYS Group, Inc.*                                                               1,000              44,125
     Broadway & Seymour, Inc.*                                                            3,730              12,123
     Integrated Systems, Inc.*                                                            2,230              18,537
     Kronos, Inc.*                                                                        1,085              40,145
     PLATINUM technology, Inc.                                                            1,383              24,894
     Skyes Enterprises, Inc.*                                                             2,050              34,850
                                                                                                          ---------
                                                                                                            195,450
                                                                                                          ---------

  DATA PROCESSING (13.0%)
     Information Resources, Inc.*                                                         2,030              26,644
     Network Appliance, Inc.*                                                               775              39,234
     Object Design, Inc.*                                                                 4,500              23,203
     Sterling software, Inc.                                                              1,740              47,959
                                                                                                          ---------
                                                                                                            137,040
                                                                                                          ---------

  ELECTRONICS (5.7%)
    Amkor Technology, Inc.                                                                4,300              20,962
    Mentor Graphics Corp.                                                                 3,580              24,836
    Microsemi Corp.                                                                       1,740              13,920
                                                                                                          ---------
                                                                                                             59,718
                                                                                                          ---------
  FINANCIAL SERVICES (10.3%)
    DVI, Inc.*                                                                            1,570              23,059
    Financial Federal Corp.                                                               1,802              39,531
    Imperial Credit Industries, Inc.*                                                     1,000               6,250
    Novastar Financial, Inc.                                                              1,700              22,100
    Warwick Community Bancorp, Inc.                                                       1,400              17,675
                                                                                                          ---------
                                                                                                            108,615
                                                                                                          ---------




       The accompanying notes are an integral part of the financial statements.

                                     OFFITBANK
                             VIF - U.S. SMALL CAP FUND

-------------------------------------------------------------------------------
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                  SEPTEMBER 30, 1998

                                                                                      SHARES OR
                                                                                      PRINCIPAL            MARKET
                                                                                        AMOUNT              VALUE
                                                                                     ----------          ----------
COMMON STOCKS  (CONTINUED)
  HEALTH SERVICES/HEALTHCARE (13.6%)
     ADAC Laboratories                                                                    1,320          $   31,680
     Healthcare Services Group, Inc.                                                      2,825              26,484
     HealthPlan Services Corp.                                                            1,290              13,867
     ReSound Corp.*                                                                       5,870              24,948
     Trex Medical Crop.*                                                                  1,500              19,125
     Unilab Corp.*                                                                       13,000              26,813
                                                                                                          ---------
                                                                                                            142,917
                                                                                                          ---------
  MANUFACTURING (0.5%)
     Windmere-Durable Holdings, Inc.                                                        900               5,063
                                                                                                          ---------

  OIL/GAS (1.4%)
     Range Resources Corp.                                                                2,010              14,196
                                                                                                          ---------

  RETAIL (2.5%)
     Buffets, Inc.*                                                                       2,420              26,166
                                                                                                          ---------

  SAFETY SERVICES (1.7%)
     Rural/Metro Corp.*                                                                   2,200              17,600
                                                                                                          ---------

  TELECOMMUNICATIONS (9.4%)
     EchoStar Communications Corp. - Class A*                                             1,000              24,000
     Primus Telecommunications Group*                                                     1,598              13,883
     RSL Communications, Ltd.*                                                            1,240              33,635
     Vanguard Cellular Systems, Inc.*                                                     1,450              27,550
                                                                                                          ---------
                                                                                                             99,068
                                                                                                          ---------
     TOTAL COMMON STOCKS (COST $1,016,203)                                                                  890,267
                                                                                                          ---------


FOREIGN STOCKS (2.0%)
  METALS/MINING (0.0%)
     Real del Monte Mining Corp. (a)*                                                       879                  86
                                                                                                          ---------

OIL/GAS (2.0%)
     Rio Alto Exploration Ltd. (a)*                                                       1,900              20,665
                                                                                                          ---------
     TOTAL FOREIGN STOCKS (COST $27,946)                                                                     20,751
                                                                                                          ---------



       The accompanying notes are an integral part of the financial statements.

                                     OFFITBANK
                             VIF - U.S. SMALL CAP FUND

-------------------------------------------------------------------------------
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                  SEPTEMBER 30, 1998

                                                                                      SHARES OR
                                                                                      PRINCIPAL            MARKET
                                                                                        AMOUNT              VALUE
                                                                                     ----------          ----------
MONEY MARKET FUND  (11.9%)
  Bank of New York Cash Reserve MM Fund                                              $  125,124          $  125,124
                                                                                                          ---------
  TOTAL MONEY MARKET FUND (COST $125,124)                                                                   125,124
                                                                                                          ---------

  TOTAL INVESTMENTS (COST $1,169,273) (+)   -   98.6%                                                     1,036,142
  OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%                                                               14,971
                                                                                                          ---------
  TOTAL NET ASSETS   -   100.0%                                                                          $1,051,113
                                                                                                          ---------
                                                                                                          ---------


________________

+ Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $533. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

         Unrealized appreciation                      $ 133,432
         Unrealized depreciation                       (267,096)
                                                        -------
         Net unrealized depreciation                  $(133,664)
                                                        -------
                                                        -------


Principal denominated in the following currency:
     (a)  Canadian Dollar
* Denotes non-income producing security.


       The accompanying notes are an integral part of the financial statements.

                             THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                                 STATEMENT OF ASSETS AND LIABILITIES
                                    SEPTEMBER 30, 1998 (UNAUDITED)
                                        VIF - HIGH YIELD FUND

----------------------------------------------------------------------------------------------
ASSETS:
   Investments, at market value (cost $44,126,812)            $  42,749,948
   Deferred organization expense                                     35,288
   Interest and dividends receivable                              1,008,412
   Prepaid expenses and other assets                                  1,493
                                                              -------------
      Total Assets                                                              $  43,795,141

LIABILITIES:
   Advisory fees payable                                             25,765
   Administration fees payable                                        3,310
   Fund accounting fees payable                                       1,250
   Transfer agent fees payable                                        1,530
   Unrealized depreciation on open forward currency
     contracts and foreign transactions                              58,645
   Other payables and accrued expenses                               61,829
                                                              -------------
      Total Liabilities                                                               152,329
                                                                                -------------
NET ASSETS                                                                      $  43,642,812
                                                                                -------------
                                                                                -------------

Net Assets consist of:
   Shares of capital stock, $0.001 par value
     per share, 4,245,173 issued and outstanding              $       4,245
   Additional paid-in capital                                    44,900,041
   Accumulated net realized gains on investment and
     foreign currency transactions                                  174,035
   Net unrealized depreciation of investments and
     foreign currency transactions                               (1,435,509)
                                                              -------------

NET ASSETS                                                                      $  43,642,812
                                                                                -------------
                                                                                -------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                       $       10.28
                                                                                -------------
                                                                                -------------



       The accompanying notes are an integral part of the financial statements.

                             THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                           STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                                    SEPTEMBER 30, 1998 (UNAUDITED)
                                     VIF - EMERGING MARKETS FUND

----------------------------------------------------------------------------------------------
ASSETS:
   Investments, at market value (cost $6,144,837)             $   4,782,847
   Cash                                                               8,250
   Interest and dividends receivable                                196,663
   Deferred organization expense                                     41,092
   Prepaid expenses and other assets                                  2,156
                                                              -------------
      Total Assets                                                              $   5,031,008

LIABILITIES:
   Payable for investment securities purchased                       91,917
   Advisory fees payable                                              3,294
   Administration fees payable                                        6,360
   Transfer agent fees payable                                        1,620
   Other fees payable                                                21,812
                                                              -------------
      Total Liabilities                                                               125,003
                                                                                -------------
NET ASSETS                                                                      $   4,906,005
                                                                                -------------
                                                                                -------------

Net Assets consist of:
   Shares of capital stock, $0.001 par value per share,
     730,236 issued  and outstanding                          $         730
   Additional paid-in capital                                     7,562,320
   Distributions in excess of net investment income                  (8,312)
   Accumulated net realized losses on investment and
     foreign currency transactions                               (1,286,743)
   Net unrealized depreciation of investments                    (1,361,990)
                                                              -------------
NET ASSETS                                                                      $   4,906,005
                                                                                -------------
                                                                                -------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                       $        6.72
                                                                                -------------
                                                                                -------------



       The accompanying notes are an integral part of the financial statements.

                             THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                           STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                                    SEPTEMBER 30, 1998 (UNAUDITED)
                                        DJG VALUE EQUITY FUND

----------------------------------------------------------------------------------------------
ASSETS:
   Investments, at market value (cost $1,657,425)             $   1,554,996
   Interest and dividends receivable                                  1,906
   Receivable from Advisor                                           20,924
   Deferred organizational expense                                    6,711
   Prepaid expenses and other assets                                     88
                                                              -------------
      Total Assets                                                              $   1,584,625

LIABILITIES:
   Audit fees payable                                                16,763
   Other payables and accrued expenses                                1,278
                                                              -------------
      Total Liabilities                                                            18,041
                                                                                -------------
NET ASSETS                                                                      $   1,566,584
                                                                                -------------
                                                                                -------------

Net Assets consist of:
   Shares of capital stock, $0.001 par value per share,
     143,762 issued and outstanding                            $        144
   Additional paid-in capital                                     1,566,109
   Accumulated undistributed net investment income                    1,782
   Accumulated net realized gains on investment transactions        100,978
   Net unrealized depreciation of investments                      (102,429)
                                                              -------------
NET ASSETS                                                                      $   1,566,584
                                                                                -------------
                                                                                -------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                       $       10.90
                                                                                -------------
                                                                                -------------



       The accompanying notes are an integral part of the financial statements.

                             THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                           STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                                    SEPTEMBER 30, 1998 (UNAUDITED)
                                       VIF - U.S. SMALL CAP FUND

----------------------------------------------------------------------------------------------
ASSETS:
   Investments, at market value (cost $1,169,273)             $   1,036,142
   Interest and dividends receivable                                    877
   Receivable for investment securities sold                             15
   Receivable from Advisor                                           25,097
   Deferred organization expense                                      6,711
   Prepaid expenses and other assets                                     80
                                                              -------------
      Total Assets                                                              $   1,068,922

LIABILITIES:
   Audit fees payable                                                16,798
   Other payables and accrued expenses                                1,011
                                                              -------------
      Total Liabilities                                                                17,809
                                                                                -------------
NET ASSETS                                                                      $   1,051,113
                                                                                -------------
                                                                                -------------

Net Assets consist of:
   Shares of capital stock, $0.001 par value
     per share, 107,713 issued and outstanding                 $        108
   Additional paid-in capital                                     1,151,016
   Accumulated  net investment loss                                  (5,950)
   Accumulated net realized gains on investment
     transactions                                                    39,070
   Net unrealized depreciation of investments                      (133,131)
                                                              -------------
NET ASSETS                                                                      $   1,051,113
                                                                                -------------
                                                                                -------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                       $        9.76
                                                                                -------------
                                                                                -------------



       The accompanying notes are an integral part of the financial statements.

                             THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                                 STATEMENT OF OPERATIONS (UNAUDITED)
                                        VIF - HIGH YIELD FUND

                                                                            FOR THE SIX MONTHS
                                                                      ENDED SEPTEMBER 30, 1998
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                   $   1,838,279
                                                              -------------
      Total Income                                                              $   1,838,279

EXPENSES:
   Advisory                                                         168,569
   Administration                                                    26,444
   Fund accounting                                                   10,797
   Transfer agent                                                     6,327
   Professional                                                      40,082
   Amortization of organization expenses                              7,290
   Miscellaneous                                                     15,436
                                                              -------------
      Total expenses before waivers/reimbursements                  274,945
      Less expenses waived/ reimbursed                              (46,977)
                                                              -------------
      Net expenses                                                                    227,968
                                                                                -------------
NET INVESTMENT INCOME                                                               1,610,311

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains on investment and foreign
     currency transactions                                          174,035
   Net change in unrealized depreciation of investments
     and foreign currency transactions                           (2,776,079)
                                                              -------------
   Net realized and unrealized loss on investments                                 (2,602,044)
                                                                                -------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $    (991,733)
                                                                                -------------
                                                                                -------------



       The accompanying notes are an integral part of the financial statements.

                             THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                           STATEMENT OF OPERATIONS (UNAUDITED) (CONTINUED)
                                    VIF - EMERGING MARKETS FUND

                                                                            FOR THE SIX MONTHS
                                                                      ENDED SEPTEMBER 30, 1998
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                   $     328,964
                                                              -------------
      Total Income                                                              $     328,964

EXPENSES:
   Advisory                                                          27,555
   Administration                                                     4,071
   Fund accounting                                                   10,004
   Transfer agent                                                     6,029
   Legal                                                              4,731
   Audit                                                             18,996
   Amortization of organization expenses                              7,278
   Miscellaneous and other expenses                                   1,110
                                                              -------------
      Total expenses before waivers/ reimbursements                  79,774
      Less expenses waived/ reimbursed                              (33,848)
                                                              -------------
      Net expenses                                                                     45,926
                                                                                -------------
NET INVESTMENT INCOME                                                                 283,038

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS:
   Net realized losses on investment and foreign currency
     transactions                                                (1,286,743)
   Net change in unrealized depreciation of investments          (1,474,525)
   Net change in unrealized depreciation of foreign currency
     transactions                                                    (7,713)
                                                              -------------
      Net realized and unrealized loss on investments                              (2,768,981)
                                                                                -------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $  (2,485,943)
                                                                                -------------
                                                                                -------------



       The accompanying notes are an integral part of the financial statements.

                         THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                       STATEMENT OF OPERATIONS (UNAUDITED) (CONTINUED)
                                  DJG VALUE EQUITY FUND

                                                                        FOR THE SIX MONTHS
                                                                  ENDED SEPTEMBER 30, 1998
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                   $       4,001
   Dividends                                                          9,410
                                                              -------------
      Total Income                                                          $      13,411

EXPENSES:
   Advisory                                                          14,595
   Administration                                                     1,247
   Fund accounting                                                   10,185
   Transfer agent                                                     6,000
   Legal                                                              6,695
   Audit                                                             15,164
   Amortization of organization expenses                                940
   Miscellaneous & other expenses                                     1,325
                                                              -------------
      Total expenses before waivers/ reimbursements                  56,151
      Less expenses waived/ reimbursed                              (44,522)
                                                              -------------
      Net expenses                                                                 11,629
                                                                            -------------
NET INVESTMENT INCOME                                                               1,782

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains on investment transactions                    100,978
   Net change in unrealized depreciation of investments            (544,481)
                                                              -------------
      Net realized and unrealized loss on investments                            (443,503)
                                                                            -------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $    (441,721)
                                                                            -------------
                                                                            -------------



       The accompanying notes are an integral part of the financial statements.

                             THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                           STATEMENT OF OPERATIONS (UNAUDITED) (CONTINUED)
                                      VIF - U.S. SMALL CAP FUND

                                                                        FOR THE SIX MONTHS
                                                                  ENDED SEPTEMBER 30, 1998
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                   $       2,095
   Dividends                                                          1,631
                                                              -------------
      Total Income                                                          $       3,726

EXPENSES:
   Advisory                                                           6,585
   Administration                                                       858
   Fund accounting                                                   10,139
   Transfer agent                                                     6,290
   Professional                                                      21,552
   Amortization of organization expenses                                941
   Other Expenses                                                     4,112
                                                              -------------
      Total expenses before waivers/reimbursements                   50,477
      Less expenses waived/ reimbursed                              (40,801)
                                                              -------------
      Net expenses                                                                  9,676
                                                                            -------------
NET INVESTMENT LOSS                                                                    (5,950)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains on investment transactions                     39,603
   Net change in unrealized depreciation of investments            (370,295)
                                                              -------------
      Net realized and unrealized loss on investments                            (330,692)
                                                                            -------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $    (336,642)
                                                                            -------------
                                                                            -------------



       The accompanying notes are an integral part of the financial statements.

                         THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                                  VIF - U.S. SMALL CAP FUND

                                                               FOR THE SIX MONTHS ENDED        FOR THE PERIOD FROM
                                                                    SEPTEMBER 30, 1998     APRIL 11, 1997* THROUGH
                                                                           (UNAUDITED)              MARCH 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment loss                                                  $      (5,950)              $      (8,068)
   Net realized gains on investment transactions                               39,603                     125,730
   Net change in unrealized appreciation (depreciation) of investments       (370,295)                    237,164
                                                                        -------------               -------------
   Net increase (decrease) in net assets resulting from operations           (336,642)                    354,826
                                                                        -------------               -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   Net realized gains                                                        (119,956)                          -
                                                                        -------------               -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued                                                      -                   1,054,094
   Dividends reinvested                                                       119,956                           -
   Cost of shares redeemed                                                     (6,525)                    (14,640)
                                                                        -------------               -------------
   Net increase in net assets from capital share transactions                 113,431                   1,039,454
                                                                        -------------               -------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (343,167)                  1,394,280

NET ASSETS:
   Beginning of period                                                      1,394,280                           -
                                                                        -------------               -------------
   End of period                                                        $   1,051,113               $   1,394,280
                                                                        -------------               -------------
                                                                        -------------               -------------

*   Commencement of operations.



       The accompanying notes are an integral part of the financial statements.

                         THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                             STATEMENT OF CHANGES IN NET ASSETS
                                  VIF - HIGH YIELD FUND

                                                                       FOR SIX MONTHS ENDED     FOR THE YEAR ENDED
                                                             SEPTEMBER 30, 1998 (UNAUDITED)         MARCH 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income                                                      $   1,610,311         $   2,248,457
   Net realized gains on investment and foreign currency transactions               174,035               199,824
   Net change in unrealized  appreciation (depreciation) of investments
      and foreign currency transactions                                          (2,776,079)            1,342,036
                                                                              -------------         -------------
    Net increase (decrease) in net assets resulting from operations                (991,733)            3,790,317
                                                                              -------------         -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                         (1,652,483)           (2,248,457)
   Net realized gains                                                              (199,824)                    -
                                                                              -------------         -------------
   Total dividends and distributions to shareholders                             (1,852,307)           (2,248,457)
                                                                              -------------         -------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued                                                   17,442,530             6,518,774
   Dividends reinvested                                                           2,059,623             2,040,697
   Cost of shares redeemed                                                       (4,690,267)           (3,540,505)
                                                                              -------------         -------------
   Net increase in net assets from capital share transactions                    14,811,886             5,018,966
                                                                              -------------         -------------

   TOTAL INCREASE IN NET ASSETS                                                  11,967,846             6,560,826

NET ASSETS:
   Beginning of period                                                           31,674,966            25,114,140
                                                                              -------------         -------------
   End of period                                                              $  43,642,812         $  31,674,966
                                                                              -------------         -------------
                                                                              -------------         -------------



       The accompanying notes are an integral part of the financial statements.

                         THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                        STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                                VIF - EMERGING MARKETS FUND

                                                                   FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                                             SEPTEMBER 30, 1998 (UNAUDITED)         MARCH 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                                                      $     283,038         $     454,983
   Net realized gain (loss) on investment and foreign
      currency transactions                                                      (1,286,743)               64,003
   Net change in unrealized appreciation (depreciation) of investments
      and foreign currency transactions                                          (1,482,238)               69,906
                                                                              -------------         -------------
   Net increase (decrease) in net assets resulting from operations               (2,485,943)              588,892
                                                                              -------------         -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                           (283,038)             (454,983)
   Excess of net investment income                                                  (41,459)              (10,015)
   Net realized gains                                                               (52,829)                    -
                                                                              -------------         -------------
   Total dividends and distributions to shareholders                               (377,326)             (464,998)
                                                                              -------------         -------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued                                                    3,645,787             1,004,183
   Dividends reinvested                                                             500,339               338,633
   Cost of shares redeemed                                                       (2,156,384)              (32,780)
                                                                              -------------         -------------
   Net increase in net assets from capital share transactions                     1,989,742             1,310,036
                                                                              -------------         -------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (873,527)            1,433,930

NET ASSETS:
   Beginning of period                                                            5,779,532             4,345,602
                                                                              -------------         -------------
   End of period                                                              $   4,906,005         $   5,779,532
                                                                              -------------         -------------
                                                                              -------------         -------------



       The accompanying notes are an integral part of the financial statements.

                         THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                                   DJG VALUE EQUITY FUND

                                                              FOR THE SIX MONTHS ENDED         FOR THE PERIOD FROM
                                                                    SEPTEMBER 30, 1998     APRIL 11, 1997* THROUGH
                                                                           (UNAUDITED)              MARCH 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                                                $       1,782              $        2,137
   Net realized gains on investment transactions                              100,978                     120,079
   Net change in unrealized appreciation (depreciation) of investments       (544,481)                    442,052
                                                                        -------------               -------------
   Net increase (decrease) in net assets resulting from operations           (441,721)                    564,268
                                                                        -------------               -------------

DIVIDENDS TO DISTRIBUTIONS SHAREHOLDERS FROM:
   Net investment income                                                       (3,898)                          -
   Net realized gains                                                        (120,079)                          -
                                                                        -------------               -------------
   Total dividends and distributions to shareholders                         (123,977)                          -
                                                                        -------------               -------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued                                                      -                   1,472,103
   Dividends reinvested                                                       123,977                           -
   Cost of shares redeemed                                                     (9,578)                    (18,488)
                                                                        -------------               -------------
   Net increase in net assets from capital share transactions                 114,399                   1,453,615
                                                                        -------------               -------------

   TOTAL  INCREASE (DECREASE) IN NET ASSETS                                  (451,299)                  2,017,883

NET ASSETS:
   Beginning of period                                                      2,017,883                           -
                                                                        -------------               -------------
   End of period                                                        $   1,566,584               $   2,017,883
                                                                        -------------               -------------
                                                                        -------------               -------------

*   Commencement of operations.



       The accompanying notes are an integral part of the financial statements.

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                                 FINANCIAL HIGHLIGHTS
                                VIF - HIGH YIELD FUND


                                                         FOR THE SIX MONTHS ENDED                            FOR THE PERIOD FROM
                                                               SEPTEMBER 30, 1998  FOR THE YEAR ENDED     APRIL 1, 1996* THROUGH
                                                                      (UNAUDITED)      MARCH 31, 1998             MARCH 31, 1997
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                                    $  11.00            $  10.37            $  10.00(d)
                                                                        ---------           ---------           --------
     Net investment income                                                  0.43                0.86                0.78
     Net realized and unrealized gain (loss)                               (0.65)               0.63                0.37
                                                                        ---------           ---------           --------
     Total income (loss) from investment operations                        (0.22)               1.49                1.15
                                                                        ---------           ---------           --------

LESS DIVIDEND DISTRIBUTIONS FROM:

     Net investment income                                                 (0.44)              (0.86)              (0.78)
     Net realized gain                                                     (0.06)               0.00                0.00
                                                                        ---------           ---------           --------
     Total dividends and distributions                                     (0.50)              (0.86)              (0.78)
                                                                        ---------           ---------           --------

Net change in net asset value per share                                    (0.72)               0.63                0.37
                                                                        ---------           ---------           --------

NET ASSET VALUE, END OF PERIOD                                          $  10.28            $  11.00            $  10.37
                                                                        ---------           ---------           --------
                                                                        ---------           ---------           --------

TOTAL RETURN (a)                                                           (2.11%)(b)          14.84%              11.90%(b)
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (in thousands)                           $  43,643            $  31,675          $  25,114
Ratios to average net assets:
     Expenses**                                                             1.15%(c)             1.15%              1.15%(c)
     Net investment income                                                  8.12%(c)             7.98%              7.45%(c)
PORTFOLIO TURNOVER RATE                                                       17%                  32%                 4%


-------------------------------------------------------
*    Commencement of operations.

** During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratios would have been higher.

(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.

(b)  Not Annualized.

(c)  Annualized.

(d)  Initial offering price.

        The accompanying notes are an integral part of the financial statements.

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                           FINANCIAL HIGHLIGHTS (CONTINUED)
                                VIF - EMERGING MARKETS


                                                         FOR THE SIX MONTHS ENDED                            FOR THE PERIOD FROM
                                                               SEPTEMBER 30, 1998  FOR THE YEAR ENDED   AUGUST 28, 1996* THROUGH
                                                                      (UNAUDITED)      MARCH 31, 1998             MARCH 31, 1997
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                                    $  10.55            $  10.30            $  10.00(d)
                                                                        ---------           ---------           --------
     Net investment income                                                  0.42                0.86                0.48
     Net realized and unrealized gain (loss)                               (3.67)               0.27                0.34
                                                                        ---------           ---------           --------
     Total income (loss) from investment operations                        (3.25)               1.13                0.82
                                                                        ---------           ---------           --------
LESS DIVIDENDS AND DISTRIBUTION FROM:

     Net investment income                                                 (0.42)              (0.86)              (0.48)
     Excess of net investment income                                       (0.07)              (0.02)               0.00
     Realized gains                                                        (0.09)               0.00               (0.04)
                                                                        ---------           ---------           --------
Total dividends and distributions                                          (0.58)              (0.88)              (0.52)
                                                                        ---------           ---------           --------
Net change in net asset value per share                                    (3.83)               0.25                0.30
                                                                        ---------           ---------           --------
NET ASSET VALUE, END OF PERIOD                                           $  6.72            $  10.55            $  10.30
                                                                        ---------           ---------           --------
                                                                        ---------           ---------           --------
TOTAL RETURN (a)                                                         (31.79%)(b)          11.26%               8.29%(b)
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (in thousands)                           $  4,906            $  5,780           $  4,346
Ratios to average net assets:
     Expenses**                                                          1.50%(c)              1.50%               1.50%(c)
     Net investment income                                               9.19%(c)              8.27%               8.04%(c)
PORTFOLIO TURNOVER RATE                                                      89%                 53%                 96%


-------------------------------------------------------
*    Commencement of operations.

** During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratios would have been higher.

(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.

(b)  Not annualized.

(c)  Annualized.

(d)  Initial offering price.


        The accompanying notes are an integral part of the financial statements.

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                           FINANCIAL HIGHLIGHTS (CONTINUED)
                                DJG VALUE EQUITY FUND



                                                         FOR THE SIX MONTHS ENDED           FOR THE PERIOD FROM
                                                               SEPTEMBER 30, 1998       APRIL 11, 1997* THROUGH
                                                                      (UNAUDITED)                MARCH 31, 1998
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD                                    $  14.94               $  10.00(d)
                                                                        ---------               -------
     Net investment income                                                  0.01                   0.02
     Net realized and unrealized gain (loss)                               (3.13)                  4.92
                                                                        ---------               -------
Total income (loss) from investment operations                             (3.12)                  4.94
                                                                        ---------               -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
     Net investment income                                                 (0.03)                  0.00
     Net realized gains                                                    (0.89)                  0.00
                                                                        ---------               -------
     Total dividends and distributions                                     (0.92)                  0.00
                                                                        ---------               -------

Net change in net asset value per share                                    (4.04)                  4.94
                                                                        ---------               -------
NET ASSET VALUE, END OF PERIOD                                          $  10.90               $  14.94
                                                                        ---------               -------
                                                                        ---------               -------

TOTAL RETURN (a)                                                         (21.98%)(b)             49.40%(b)
RATIOS/SUPPLEMENTAL DATA:

     Net assets, at end of period (in thousands)                        $  1,567               $  2,018
Ratios to average net assets:
     Expenses**                                                          1.25%(c)                 1.25%(c)
     Net investment income                                               0.19%(c)                 0.16%(c)
PORTFOLIO TURNOVER RATE                                                     17%                     33%


-------------------------------------------------------
*    Commencement of operations.

** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been higher.

(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.

(b)  Not annualized.

(c)  Annualized.

(d)  Initial offering price.


        The accompanying notes are an integral part of the financial statements.

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                           FINANCIAL HIGHLIGHTS (CONTINUED)
                              VIF - U.S. SMALL CAP FUND



                                                         FOR THE SIX MONTHS ENDED           FOR THE PERIOD FROM
                                                               SEPTEMBER 30, 1998       APRIL 11, 1997* THROUGH
                                                                      (UNAUDITED)                MARCH 31, 1998
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD                                    $  14.14               $  10.00(d)
                                                                        ---------               -------
     Net investment loss                                                   (0.06)                 (0.08)
     Net realized and unrealized gain (loss)                               (3.10)                  4.22
                                                                        ---------               -------
Total income (loss) from investment operations                             (3.16)                  4.14
                                                                        ---------               -------
LESS DIVIDEND DISTRIBUTION FROM:

       Net realized gains                                                  (1.22)                  0.00
                                                                        ---------               -------
Total dividends and distributions                                          (1.22)                  0.00
                                                                        ---------               -------

Net change in net asset value per share                                    (4.38)                  4.14
                                                                        ---------               -------
NET ASSET VALUE, END OF PERIOD                                           $  9.76               $  14.14
                                                                        ---------               -------
                                                                        ---------               -------

TOTAL RETURN (a)                                                         (24.22%)(b)             41.40%(b)
RATIOS/SUPPLEMENTAL DATA:

     Net assets, at end of period (in thousands)                        $  1,051               $  1,394
     Ratios to average net assets
       Expenses**                                                          1.50%(c)               1.50%(c)
       Net Investment Income                                              (1.13%)(c)             (0.74%)(c)
PORTFOLIO TURNOVER RATE                                                      25%                    51%


-------------------------------------------------------

*    Commencement of operations.

** During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been higher.

(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.

(b)  Not annualized.

(c)  Annualized.

(d)  Initial offering price.


        The accompanying notes are an integral part of the financial statements.

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

The OFFITBANK Variable Insurance Fund, Inc. (the "Company") was incorporated in Maryland on July 1, 1994. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company consists of ten separately managed funds, of which four, OFFITBANK VIF-High Yield Fund (VIF-High Yield Fund), OFFITBANK VIF-Emerging Markets Fund (VIF-Emerging Markets Fund), DJG Value Equity Fund and OFFITBANK VIF-U.S. Small Cap Fund (VIF-U.S. Small Cap
Fund) (individually, a "Fund", and collectively, the "Funds") have commenced operations. The Funds have the following inception dates:

     VIF-High Yield Fund           April 1, 1996
     VIF-Emerging Markets Fund     August 28, 1996
     DJG Value Equity Fund         April 11, 1997
     VIF-U.S. Small Cap Fund       April 11, 1997

The VIF-High Yield Fund and VIF-Emerging Markets Fund operate as non-diversified, open-end management investment companies. The DJG Value Equity Fund and VIF-U.S. Small Cap Fund operate as diversified, open-end management investment companies.

The VIF-High Yield Fund seeks to provide investors with a high level of current income by investing primarily in high yield, high risk corporate debt securities and sovereign debt obligations. The VIF-Emerging Markets Fund seeks to provide investors with a competitive total investment return by focusing on current yield and opportunities for capital appreciation primarily by investing in corporate and sovereign debt securities of emerging market countries. The DJG Value Equity Fund seeks to achieve its objectives of long-term appreciation and preservation of capital by researching and investing in equity securities priced at a discount to their intrinsic values. The VIF-U.S. Small Cap Fund invests primarily in a diversified portfolio of securities of smaller companies located in the United States to achieve its investment objective of capital appreciation.

OFFITBANK serves as the VIF-High Yield, VIF-Emerging Markets and VIF-U.S. Small Cap Funds' investment adviser. David J. Greene and Company serves as the DJG Value Equity Fund's investment adviser. Rockefeller & Company, Inc. serves as the sub-adviser for the VIF-U.S. Small Cap Fund. Effective June 1, 1998, PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., began providing administrative and fund accounting services for the Funds. OFFIT Funds Distributor, Inc. (the "Distributor"), serves as the distributor of the Funds' shares. PFPC also provides transfer and dividend disbursing agent services for the Funds. Prior to June 1, 1998, BISYS Fund Services, Limited Partnership, and BISYS Fund Services, Inc. provided the aforementioned Services.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

Equity securities held by a Fund are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Debt securities held by a Fund generally are valued based on quoted bid prices. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates market value, and, if applicable, adjusted for foreign exchange translation. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

Company's Board of Directors. Securities may be valued by independent pricing services, approved by the Company's Board of Directors, which use prices provided by market-makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics.

SECURITIES TRANSACTIONS AND RELATED INCOME:

The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on the identified cost basis.

EXPENSES:

The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Company expenses are allocated among the Company's respective portfolios based on relative net assets.

ORGANIZATIONAL EXPENSES:

Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight line basis over a sixty-month period beginning with each of the Fund's commencement of operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from the VIF-High Yield Fund's net investment income, if any, are declared daily and paid monthly. Dividends from the VIF-Emerging Markets Fund's net investment income, if any, are declared daily and paid quarterly. Dividends from the DJG Value Equity and VIF-U.S. Small Cap Funds' net investment income, if any, are declared and paid annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex dividend date.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

FEDERAL INCOME TAXES:

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. However, the Funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations. Such amount is categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities and forward currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates.

REPURCHASE AGREEMENTS:

The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

DERIVATIVE INSTRUMENTS:

The Funds may invest in various financial instruments including positions in forward currency contracts, enter into currency swaps and purchase foreign currency options. The Funds enter into such contracts for the purposes of hedging exposure to changes in foreign currency exchange rates on their portfolio holdings.

A forward foreign exchange contract is a commitment to sell or buy a foreign currency at a future date at a negotiated exchange rate. A Fund bears the market risk which arises from possible changes in foreign exchange values.
Risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Forward foreign exchange contracts may involve market or credit risk in excess of the related amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gain on foreign currency transactions. Fluctuations in the value of forward contracts held at September 30, 1998 are recorded for financial reporting purposes as unrealized gains and losses by the Funds.

At September 30, 1998, there were no outstanding forward currency contracts for the VIF-Emerging Markets, DJG Value Equity and VIF-U.S. Small Cap Funds. The table below indicates the VIF-High Yield Fund's outstanding forward currency contract position at September 30, 1998:


                                                                         VALUE ON             VALUE AT
                                  CONTRACT           MATURITY           ORIGINATION          SEPTEMBER              UNREALIZED
             CURRENCY              AMOUNTS             DATE                DATE                30, 1998            DEPRECIATION
             --------             --------           --------           -----------          ----------            ------------
  Sell          DEM               (506,000)           10/6/98           $(560,547)           $(596,206)              $(35,659)
  Sell          ECU               (252,000)           10/6/98            (290,320)            (314,379)               (24,059)
                                                                                                                   ------------
 Net unrealized depreciation on forward positions..............................................................      $(59,718)
                                                                                                                   ------------
                                                                                                                   ------------


                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

The VIF-Emerging Markets Fund may also invest in indexed securities whose value is linked directly to changes in foreign currencies, interest rates and other financial indices. Indexed securities may be more volatile than the underlying instrument but the risk of loss is limited to the amount of the original investment.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:

The Company has entered into investment advisory agreements (the "Investment Advisory Agreements") with OFFITBANK (the "Adviser"). Pursuant to the terms of the Investment Advisory Agreements, the Adviser is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of: 0.85% of the first $200 million of average daily net assets for the VIF-High Yield Fund and 0.75% of average daily net assets in excess of $200 million; 0.90% of the first $200 million of average daily net assets for the VIF-Emerging Markets Fund and 0.80% of average daily net assets in excess of $200 million; 1.00% of average daily net assets for the VIF-U.S. Small Cap Fund. Rockefeller & Company, Inc. serves as sub-adviser for the U.S. Small Cap Fund and is entitled to a fee from the Adviser that is calculated daily and payable monthly at the annual rate of 1.00% of the Fund's average daily net assets. Pursuant to the terms of its Investment Advisory Agreement, David J. Greene and Company is entitled to a fee that is calculated daily and payable monthly at the annual rate of 0.80% of the average daily net assets of the DJG Value Equity Fund. For the period ended September 30, 1998, the Adviser earned fees of $168,569 and $27,555 and waived fees of $35,950 and $22,137 for the VIF-High Yield Fund and VIF-Emerging Markets Fund, and earned and waived fees of $6,585 for the VIF-U.S. Small Cap Fund. David J. Greene and Company earned and waived fees of $14,595 for the DJG Value Equity Fund.

PFPC provides the Company with administrative services pursuant to an administration agreement (the "Administration Agreement"). The services under the Administration Agreement are subject to the supervision of the Company's Board of Directors and officers and include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws. Pursuant to the Administration Agreement, the Company pays PFPC a monthly fee for its services at an annual rate of 0.125% of each Portfolio's first $300 million in average daily net assets; 0.11% of each Portfolio's next $300 million in average daily net assets; 0.08% of each Portfolio's next $300 million in average daily net assets; 0.05% of each Portfolio's next $300 million in average daily net assets; and 0.0275% of each Portfolio's average daily net assets in excess of $1.2 billion. From time to time, PFPC may waive all or a portion of its fees. For period from June
1, 1998 through September 30, 1998.   PFPC was entitled to fees of $19,067,
$2,603, $742 and $542 for the VIF-High Yield Fund, VIF-Emerging Markets Fund, DJG Value Equity Fund and VIF-U.S. Small Cap Fund, respectively. PFPC waived fees of $4,478, $2,603, $742 and $542 for the VIF-High Yield Fund, VIF-Emerging Markets Fund, DJG Value Equity Fund and VIF-U.S. Small Cap Fund, respectively. For the period prior to June 1, 1998 BISYS Fund Services, Inc., the previous administrator was entitled to fees of $7,377, $1,468, $505 and $316 for VIF-High Yield Fund, VIF-Emerging Markets Fund, DJG Value Equity Fund and VIF-U.S. Small Cap Fund, respectively. BISYS Fund Services, Inc. waived fees of $3,689, $1,468, $505 and $316 for VIF-High Yield Fund, VIF-Emerging Markets Fund, DJG Value Equity Fund and VIF-U.S. Small Cap Fund, respectively.

PFPC provides the Funds with fund accounting and related services pursuant to a
fund accounting agreement with the Company.   For these services PFPC is
entitled a fee of $1,250 per month per Fund plus out of pocket expenses. From time to time, PFPC may waive all or a portion of its fees. For the period from June 1, 1998 through September 30, 1998, PFPC waived fees of $5,000, $5,000 and $5,242 for the VIF-Emerging Markets Fund, DJG Value Equity Fund and VIF-U.S. Small Cap Fund, respectively. For the period prior to June 1, 1998 BISYS Funds Services, Inc., the previous Fund accounting agent earned fees, including reimbursement of out of pocket expenses, of $5,555, $5,004, $5,185, and $4,897 for the VIF-High Yield Fund, VIF-Emerging Markets Fund, DJG Value Equity Fund and VIF-U.S. Small Cap Fund.

PFPC also serves as transfer agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Company. From time to time, PFPC may waive all or portion of these fees. For the period from June 1, 1998 through September 30, 1998, PFPC earned fees of $6,290, $6,029, $6,000

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

and $6,290 for the VIF-High Yield Fund, VIF-Emerging Markets Fund, DJG Value Equity Fund and VIF-U.S. Small Cap Fund. PFPC waived fees of $2,860, $2,640, $2,756 and $3,019 for the VIF-High Yield Fund, VIF-Emerging Markets Fund, DJG Value Equity Fund and VIF-U.S. Small Cap Fund, respectively. For the period prior to June 1, 1998 BISYS Fund Services, Inc., the previous transfer agent earned fees, including reimbursement of out pocket expenses of $37, for the VIF-High Yield Fund.

The Company has entered into a distribution agreement (the "Distribution Agreement') with the Distributor. Under the Distribution Agreement, the Distributor, as agent of the Company, agrees to use its best efforts as sole
distributor of the Company's shares.   The Distribution Agreement provides that
the Company will bear the costs of the registration of its shares with the Commission and various states and the printing of its prospectuses, statements of additional information and reports to shareholders. There is no fee payable under the Distribution Agreement.

OFFITBANK and David J. Greene and Company have voluntarily agreed to limit the expense ratios for the Funds at 1.15%, 1.50%, 1.25% and 1.50% for the VIF-High Yield, VIF-Emerging Markets, DJG Value Equity and VIF-U.S. Small Cap Fund, respectively. In order to maintain these ratios, for the period ended September 30, 1998, the Adviser and David J. Greene and Company have waived all or a portion of their advisory fee and have also agreed to reimburse the DJG Value Equity Fund and VIF-U.S. Small Cap Fund for expenses in the amounts of $20,924 and $25,097, respectively.

NOTE 4 -- SECURITIES TRANSACTIONS

For the six months ended September 30, 1998, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments), were as follows:


                                     Common Stocks
                                  And Corporate Bonds
                                  -------------------
                                Purchases        Sales
                                ---------        -----
VIF-High Yield Fund           $19,215,188    $6,553,064
VIF-Emerging Markets Fund       6,512,677     4,692,128
DJG Value Equity Fund             328,093       264,500
VIF-U.S. Small Cap Fund           263,300       308,056


NOTE 5 -- CAPITAL SHARE TRANSACTIONS

The Company's Articles of Incorporation permit the Company to issue nine billion shares (par value $0.001). Transactions in shares of common stock for the six months ended September 30, 1998 and for the period ended March 31, 1998, were as follows:


                                                                                    VIF-HIGH YIELD
                                                   ---------------------------------------------------------------------------------
                                                           SIX MONTHS ENDED                                   YEAR ENDED
                                                          SEPTEMBER 30, 1998                                MARCH 31, 1998
                                                   ---------------------------------               ---------------------------------
                                                     SHARES                 AMOUNT                  SHARES                  AMOUNT
                                                   ----------            -----------               ---------             -----------
 Shares issued......................               1,604,860             $17,442,530                608,193              $6,518,774
 Shares reinvested .................                 192,303               2,059,623                189,195               2,040,697
 Shares redeemed....................                (432,058)             (4,690,267)              (338,000)             (3,540,505)
                                                   ----------            -----------               ---------             -----------
 Net increase.......................               1,365,105             $14,811,886                459,388              $5,018,966
                                                   ----------            -----------               ---------             -----------
                                                   ----------            -----------               ---------             -----------

              THE OFFITBANK VARIABLE INSURANCE FUND, INC.
           NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                                                  VIF-EMERGING MARKETS
                                                   ---------------------------------------------------------------------------------
                                                           SIX MONTHS ENDED                                   YEAR ENDED
                                                          SEPTEMBER 30, 1998                                MARCH 31, 1998
                                                   ---------------------------------               ---------------------------------
                                                     SHARES                 AMOUNT                   SHARES                 AMOUNT
                                                   ----------            -----------               ---------             -----------
 Shares issued......................                 374,422              $3,645,787                 97,067              $1,004,183
 Shares reinvested .................                  57,214                 500,339                 31,980                 338,633
 Shares redeemed....................                (249,186)             (2,156,384)                (3,135)                (32,780)
                                                   ----------            -----------               ---------             -----------
 Net increase.......................                 182,450              $1,989,742                125,912              $1,310,036
                                                   ----------            -----------               ---------             -----------
                                                   ----------            -----------               ---------             -----------


                                                                                   DJG VALUE EQUITY
                                                   ---------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                                PERIOD ENDED
                                                           SEPTEMBER 30, 1998                              MARCH 31, 1998
                                                   ---------------------------------               ---------------------------------
                                                     SHARES                 AMOUNT                  SHARES                 AMOUNT
                                                   ----------            -----------               ---------             -----------
 Shares issued......................                      0                      $0                136,577               $1,472,103
 Shares reinvested .................                  9,350                 123,977                      0                        0
 Shares redeemed....................                   (699)                 (9,578)                (1,466)                 (18,488)
                                                   ----------            -----------               ---------             -----------
 Net increase.......................                  8,651                $114,399                135,111               $1,453,615
                                                   ----------            -----------               ---------             -----------
                                                   ----------            -----------               ---------             -----------



                                                                                    VIF-U.S. SMALL CAP
                                                   ---------------------------------------------------------------------------------
                                                           SIX MONTHS ENDED                                 PERIOD ENDED
                                                          SEPTEMBER 30, 1998                               MARCH 31, 1998
                                                   ---------------------------------               ---------------------------------
                                                     SHARES                 AMOUNT                  SHARES                 AMOUNT
                                                   ----------            -----------               ---------             -----------
 Shares issued.....................                        0                      $0                 99,803              $1,054,094
 Shares reinvested ................                    9,627                 119,956                      0                       0
 Shares redeemed...................                     (517)                 (6,525)                (1,200)                (14,640)
                                                   ----------            -----------               ---------             -----------
 Net increase......................                    9,110                $113,431                 98,603              $1,039,454
                                                   ----------            -----------               ---------             -----------
                                                   ----------            -----------               ---------             -----------


NOTE 6 -- OTHER MATTERS

The VIF-High Yield Fund and the VIF-Emerging Markets Fund invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved in domestic investments. Such risks include fluctuations in the foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers.

                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.

--------------------------------------------------------------------------------

 OFFICERS AND DIRECTORS                  INVESTMENT ADVISER - DJG VALUE EQUITY
                                          FUND
                                         David J. Greene & Company
 Morris W. Offit                         599 Lexington Avenue
 CHAIRMAN OF THE BOARD, PRESIDENT AND    New York,  New York  10022
 DIRECTOR
 DIRECTOR
                                         INVESTMENT ADVISOR - ALL OTHER VIF
                                         FUNDS
 Edward J. Landau                        OFFITBANK
 DIRECTOR                                520 Madison Avenue
                                         New York, New York   10022-4213
 The Very Reverend
 James Parks Morton                      INVESTMENT SUB-ADVISER - U.S. SMALL
 DIRECTOR                                CAP FUND
                                         Rockefeller & Company, Inc.
                                         30 Rockefeller Plaza
 Dr. Wallace Mathai-Davis                New York, New York  10112
 SECRETARY AND TREASURER
                                         DISTRIBUTOR
 Stephen Brent Wells                     OFFIT Funds Distributor, Inc.
 ASSISTANT TREASURER                     Four Falls Corporate Center, 6th Floor
                                         West Conshocken, PA  19428-2961
 Vincent M. Rella
 ASSISTANT TREASURER                     ADMINISTRATOR; TRANSFER AND DIVIDEND
                                         DISBURSING AGENT
                                         PFPC Inc.
 David D. Marky                          400 Bellevue Parkway
 ASSISTANT TREASURER                     Wilmington,  DE 19809

 Stephen M. Wynne                        CUSTODIAN - VIF-EMERGING MARKETS FUND
 ASSISTANT TREASURER                     The Chase Manhattan Bank
                                         3 Metro Tech Center, 6th Floor
                                         Brooklyn,  New York  11245

                                         CUSTODIAN - ALL OTHER VIF FUNDS
                                         The Bank of New York
                                         90 Washington Street, 11th Floor
                                         New York, New York  10286

                                         LEGAL COUNSEL
                                         Kramer, Levin, Naftalis & Frankel
                                         919 Third Avenue
                                         New York, New York  10022

                                         INDEPENDENT ACCOUNTANTS
                                         PricewaterhouseCoopers LLP
                                         1177 Avenue of the Americas
                                         New York, New York  10036

This report is submitted for the information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which includes information regarding the Funds' objectives and policies, charges, expenses and other data. Please read the prospectus carefully before you invest or send money.


                     THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                 400 BELLEVUE PARKWAY, SUITE 108, WILMINGTON, DE 19809
                                    (212) 758-9600